SIGNIFICANT ACCOUNTING POLICIES (Fair value of financial instruments) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives	$ 728
Foreign currencies derivatives		(3,163)
Total		(3,163)
Total	728
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives
Foreign currencies derivatives
Total
Total
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives	728
Foreign currencies derivatives		(3,163)
Total		(3,163)
Total	728
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives
Foreign currencies derivatives
Total
Total